Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Operating Segments [Abstract]
Schedule of Segmented Information

2.21.1 Business segments

(Dollars in millions)
Year ended March 31, 2021	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561
Identifiable operating expenses	2,378	937	991	877	674	648	475	259	7,239
Allocated expenses	813	363	335	335	255	176	161	118	2,556
Segment profit	1,208	691	377	480	346	331	291	42	3,766
Unallocable expenses*									441
Operating profit									3,325
Other income, net (Refer to Note 2.16)									297
Finance cost (Refer to Note 2.8)									26
Profit before Income taxes									3,596
Income tax expense									973
Net profit									2,623
Depreciation and amortization									441
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2020	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780
Identifiable operating expenses	2,109	984	998	860	703	581	452	209	6,896
Allocated expenses	893	399	348	340	293	175	168	130	2,746
Segment profit	1,027	593	341	452	289	225	202	9	3,138
Unallocable expenses*									414
Operating profit									2,724
Other income, net (Refer to Note 2.16)									395
Finance cost (Refer to Note 2.8)									24
Profit before Income taxes									3,095
Income tax expense									757
Net profit									2,338
Depreciation and amortization									407
Non-cash expenses other than depreciation and amortization									7

*	Unallocable expenses for the year ended March 31, 2021 and March 31, 2020 includes amortization on ROU assets

(Dollars in millions)
Year ended March 31, 2019	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799
Identifiable operating expenses	2,021	974	816	808	644	506	394	202	6,365
Allocated expenses	775	385	312	312	255	154	147	109	2,449
Segment profit	982	576	360	363	264	222	202	16	2,985
Unallocable expenses									289
Operating profit									2,696
Other income, net (Refer to Note 2.16)									411
Reduction in the fair value of Disposal Group held for sale (Refer to Note 2.10)									(39)
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale" (Refer to Note 2.10)									(65)
Profit before Income taxes									3,003
Income tax expense									803
Net profit									2,200
Depreciation and amortization									287
Non-cash expenses other than depreciation and amortization									107

(1)	Financial Services include enterprises in Financial Services and Insurance
(2)	Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)	Communication includes enterprises in Communication, Telecom OEM and Media
(4)	Life Sciences includes enterprises in Life sciences and Health care
(5)	Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services